Employee Benefit - Schedule of Assumptions Used to Determine Pension Benefit Obligations (Details)	Dec. 31, 2019	Dec. 31, 2018
Minimum
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	0.50%	0.50%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	3.00%	3.00%
Kaleyra S.p.A
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.78%	1.74%
Solutions Infini
Defined Benefit Plan Disclosure [Line Items]
Discount rate	7.25%	7.75%
Rate of compensation increase	15.00%	15.00%